VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—2.8%
U.S. Treasury Note 0.125%, 3/31/23	$ 13,200	$ 13,065
Total U.S. Government Security (Identified Cost $13,117)		13,065

Foreign Government Securities—0.4%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	998
Republic of Indonesia 144A 4.125%, 1/15/25(1)	435	430
Republic of South Africa 5.875%, 9/16/25	265	265
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	290
Total Foreign Government Securities (Identified Cost $2,121)		1,983

Mortgage-Backed Securities—27.8%
Agency—0.2%
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	77	78
Pool #AD3841 4.500%, 4/1/40	22	22
Pool #AD6058 4.000%, 8/1/25	7	7
Pool #AL7532 3.000%, 11/1/27	153	147
Pool #AO5149 3.000%, 6/1/27	39	37
Pool #AS5730 3.000%, 9/1/30	369	353
Pool #MA0908 4.000%, 11/1/31	101	98
Pool #MA3663 3.500%, 5/1/49	187	172
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	—(2)	—(2)
Pool #780023 7.000%, 9/15/24	—(2)	—(2)
		914

Non-Agency—27.6%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	473	439
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	171	163
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	857
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,149
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	854
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	1,018	909
	Par Value	Value

Non-Agency—continued
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	$ 234	$ 200
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	771	718
2021-2, A1 144A 0.985%, 4/25/66(1)(3)	1,912	1,570
2021-7, A1 144A 1.978%, 10/25/66(1)(3)	962	782
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,497	2,062
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	18	18
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	547	520
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	1,043	958
2020-1, A1B 144A 2.100%, 3/25/55(1)	978	893
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	985	773
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 5.568%, 2/15/29(1)(3)	755	734
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(1)(3)	774	734
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(3)	2,061	1,845
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	454	417
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 5.700%, 10/15/36(1)(3)	880	858
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 5.338%, 5/15/35(1)(3)	1,265	1,220
2019-OC11, B 144A 3.605%, 12/9/41(1)	811	665
2022-CLS, A 144A 5.760%, 10/13/27(1)	2,212	2,165
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,328	1,978
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	224	188
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	395	344
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 5.438%, 6/15/34(1)(3)	367	358
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	927	884
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(1)(3)	92	85
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	29	27
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	$ 1,118	$ 1,055
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	1,064	910
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	1,987	1,837
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	655	626
2021-2R, A1 144A 0.798%, 7/27/54(1)	379	320
COLT Mortgage Pass-Through Certificates
2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	442	370
2021-1R, A3 144A 1.421%, 5/25/65(1)(3)	928	766
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	942
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	864
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	1,760	1,638
2020-4, A 144A 1.174%, 12/15/52(1)	1,369	1,209
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.298%, 5/15/36(1)(3)	1,455	1,439
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	732	698
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	679	616
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	1,782	1,580
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(3)	1,045	874
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(3)	728	602
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(3)	976	754
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	108	93
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	250	234
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	166	160
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,642	1,468
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	555	449
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.018%, 7/15/38(1)(3)	1,054	1,012
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	440	393
	Par Value	Value

Non-Agency—continued
2020-SFR2, B 144A 1.567%, 10/19/37(1)	$ 2,045	$ 1,815
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,050	881
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	72	67
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	54	49
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	412	385
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	97	92
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 2/15/38(1)(3)	2,085	1,935
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,184
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,013
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 6.825%, 8/15/39(1)(3)	1,765	1,753
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,356
2015-C32, AS 3.984%, 11/15/48	2,200	2,060
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	103	92
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	204	190
2014-2, AM 144A 3.351%, 6/25/29(1)(3)	280	260
2015-1, AM1 144A 4.691%, 12/25/44(1)(3)	53	51
2015-5, A2 144A 4.863%, 5/25/45(1)(3)	289	278
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	221	192
2017-5, A1 144A 3.211%, 10/26/48(1)(3)	357	339
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 5.318%, 12/15/37(1)(3)	1,459	1,384
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 5/15/36(1)(3)	1,040	1,028
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(3)	1,000	947
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,458	1,369
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	2,085	2,020
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	840	766
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	147	129

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust
2017-3, M2 144A 3.250%, 1/25/61(1)(3)	$ 1,015	$ 911
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	691	638
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 5.025%, 6/25/44(1)(3)	264	253
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	496	466
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	538	500
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	299	274
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	311	287
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,377	1,257
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	874	819
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	247	223
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,188	1,094
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	524	453
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,209	1,113
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	709	656
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,079	1,011
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	1,346	1,074
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,369	2,115
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	50	47
2018-1, A2 (1 month LIBOR + 0.650%) 144A 5.039%, 6/25/57(1)(3)	113	106
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	703	648
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	481	429
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(3)	586	522
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,219	1,086
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	1,010	920
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	649
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	427
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	857
	Par Value	Value

Non-Agency—continued
2021-SFR6, C 144A 1.855%, 7/17/38(1)	$ 725	$ 616
2020-SFR3, A 144A 1.294%, 10/17/27(1)	344	305
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	896
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	106	88
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	305	254
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(3)	727	682
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(3)	486	444
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	39	37
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	590	562
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	271	259
2021-1, A1 144A 1.160%, 7/25/61(1)(3)	1,077	866
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	419	335
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	1,009	912
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	80	76
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	246	225
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	608	479
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	305	243
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.778%, 10/25/34(3)	56	52
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	1,220	1,196
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,074
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,255
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,435
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	788	745
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	1,043	1,012
2019-1, A1 144A 3.722%, 3/25/58(1)(3)	308	290
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	830	703
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	53	53
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	1,264	1,153

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	$ 1,170	$ 1,049
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	540	505
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	1,178	1,026
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	722	653
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	590	519
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(3)	329	294
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(3)	328	297
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	697	672
2021-2, A1 144A 1.031%, 2/25/66(1)(3)	1,551	1,288
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	1,685	1,346
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	1,653	1,425
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	3,104	3,019
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	557	525
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,049	937
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	281	255
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	2,660	2,467
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,726	1,580
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,611
2015-P2, A3 3.541%, 12/15/48	1,382	1,310
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 3.615%, 7/25/34(3)	35	36
2004-U, A1 4.017%, 10/25/34(3)	11	11
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	277	232
		128,050

Total Mortgage-Backed Securities (Identified Cost $142,903)		128,964

Asset-Backed Securities—36.6%
Automobiles—17.8%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(1)	1,835	1,764
	Par Value	Value

Automobiles—continued
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	$ 1,785	$ 1,749
ACM Auto Trust
2022-1A, A 144A 3.230%, 4/20/29(1)	343	342
2022-1A, B 144A 4.470%, 4/20/29(1)	1,390	1,381
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	1,232	1,212
2021-3, C 144A 0.980%, 11/15/27(1)	1,840	1,791
2022-1, D 144A 2.460%, 3/13/28(1)	2,370	2,132
Arivo Acceptance Auto Loan Receivables Trust
2021-1A, A 144A 1.190%, 1/15/27(1)	410	397
2022-2A, A 144A 6.900%, 1/16/29(1)	720	719
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	400	360
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,365
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	363
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,524
CarNow Auto Receivables Trust
2020-1A, C 144A 3.840%, 9/16/24(1)	263	262
2021-1A, B 144A 1.380%, 2/17/26(1)	1,770	1,761
2021-2A, B 144A 1.300%, 1/15/26(1)	1,609	1,580
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	260	258
2019-3A, D 144A 3.040%, 4/15/25(1)	1,201	1,185
2019-3A, E 144A 4.600%, 7/15/26(1)	1,445	1,387
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,240
2020-P1, B 0.920%, 11/9/26	1,340	1,178
2021-N1, C 1.300%, 1/10/28	610	561
2021-N2, C 1.070%, 3/10/28	843	775
2021-N3, D 1.580%, 6/12/28	1,490	1,344
2022-N1, C 144A 3.320%, 12/11/28(1)	1,825	1,762
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,846
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	1,900	1,850
2020-C, C 144A 1.710%, 8/17/26(1)	346	344

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2022-D, D 144A 8.730%, 1/16/29(1)	$ 1,335	$ 1,354
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(1)	317	316
2022-1A, A 144A 4.600%, 6/15/32(1)	1,520	1,480
DT Auto Owner Trust
2019-4A, C 144A 2.730%, 7/15/25(1)	3	4
2020-2A, C 144A 3.280%, 3/16/26(1)	1,094	1,082
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,914
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,570
2020-1A, D 144A 2.730%, 12/15/25(1)	1,215	1,191
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,897
2022-3A, C 5.300%, 9/15/27	895	878
2018-4A, D 144A 4.350%, 9/16/24(1)	361	359
First Investors Auto Owner Trust
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,079
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,794
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,677
Flagship Credit Auto Trust 2019-2, C 144A 3.090%, 5/15/25(1)	462	460
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,287
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,496
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	1,986
2020-2A, B 144A 3.160%, 6/16/25(1)	735	732
2020-4A, C 144A 1.140%, 11/17/25(1)	1,404	1,380
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	989
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,762
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,701
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	2,415	2,143
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,802
2022-1A, A 144A 5.210%, 6/15/27(1)	997	981
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	1,403	1,343
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	$ 1,210	$ 1,147
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	536
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	1,155	1,116
2022-7, A2 5.810%, 1/15/26	1,320	1,322
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,196
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,065	1,056
Tricolor Auto Securitization Trust 2022-1A, C 144A 4.710%, 8/15/25(1)	1,725	1,685
United Auto Credit Securitization Trust 2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,778
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,243
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,824
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,758
		82,750

Collateralized Loan Obligations—0.5%
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 5.313%, 1/20/33(1)(3)	1,435	1,404
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 5.143%, 4/20/29(1)(3)	790	779
		2,183

Consumer Loans—2.3%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	723	665
Lendingpoint Asset Securitization Trust 2022-A, B 144A 2.410%, 6/15/29(1)	2,010	1,941
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(1)	1,033	1,019
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,724
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,635
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	963
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(1)	1,041	1,041
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	44	44

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Loans—continued
2021-2, B 144A 1.750%, 6/20/31(1)	$ 1,730	$ 1,643
		10,675

Credit Card—1.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,715
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	700	656
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,546
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,237
		6,154

Equipment—1.4%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,801	1,559
Encina Equipment Finance LLC 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,172
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	3,160	3,031
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	699	697
2020-1, A 144A 1.370%, 11/17/25(1)	138	136
		6,595

Other—12.9%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,153	1,044
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,572
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	94	93
2019-A, A 144A 3.140%, 7/16/40(1)	369	347
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	1,990
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,192
2021-A, A 144A 1.540%, 7/17/46(1)	1,673	1,530
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,801	1,522
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	324	317
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,258
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	159	153
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(1)	40	39
	Par Value	Value

Other—continued
2020-A, B 144A 2.490%, 2/28/36(1)	$ 671	$ 609
2022-A, A 144A 4.120%, 9/28/37(1)	1,074	1,023
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,397
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	636	609
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(1)	2,000	1,965
Crossroads Asset Trust 2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,316
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	650	641
2020-1, B 144A 1.920%, 11/15/27(1)	2,385	2,290
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	505	493
2021-1A, A 144A 1.510%, 11/21/33(1)	842	776
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	480	470
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,205	1,127
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,198	1,018
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	11	11
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,921	1,645
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	110	108
2018-AA, A 144A 3.540%, 2/25/32(1)	304	294
2020-AA, A 144A 2.740%, 2/25/39(1)	448	421
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,085	994
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,193	1,970
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	656	633
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	567	560
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,037
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,459	1,328
2021-1WA, B 144A 1.440%, 1/22/41(1)	792	717
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	319	301
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,926	1,619
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,343

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(1)	$ 300	$ 295
2021-2A, A 144A 2.143%, 10/15/33(1)	886	864
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,692
2020-1A, B 144A 1.980%, 6/20/25(1)	1,825	1,764
2021-1A, A 144A 0.930%, 3/22/27(1)	736	711
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	352	331
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	1,460	1,412
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,853	1,735
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	1,958
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,614
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	117	114
2019-1A, B 144A 3.420%, 1/20/36(1)	200	189
2019-2A, B 144A 2.820%, 5/20/36(1)	205	193
2020-2A, B 144A 2.320%, 7/20/37(1)	715	665
2022-2A, C 144A 6.360%, 6/20/40(1)	667	649
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	657	630
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	1,913	1,603
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,301
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	489	476
2022-1A, B 144A 2.288%, 8/20/36(1)	1,212	1,140
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,365	1,904
		60,012

Student Loan—0.4%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	107	100
2019-AGS, A1 144A 2.540%, 1/25/47(1)	421	378
2020-1, A 144A 1.690%, 10/25/51(1)	301	267
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	150	147
	Par Value	Value

Student Loan—continued
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	$ 790	$ 683
		1,575

Total Asset-Backed Securities (Identified Cost $181,282)		169,944

Corporate Bonds and Notes—24.4%
Communication Services—0.8%
AT&T, Inc. (3 month LIBOR + 0.890%) 5.540%, 2/15/23(3)	475	475
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	216	203
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	595	495
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	135	134
T-Mobile USA, Inc. 2.050%, 2/15/28	1,100	945
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	900	889
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 5.706%, 5/15/25(3)	636	641
		3,782

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,495
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	538
		2,033

Consumer Staples—0.8%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	770	702
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,117
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,299
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	462
		3,580

Energy—2.2%
Aker BP ASA
144A 2.875%, 1/15/26(1)	755	698
144A 2.000%, 7/15/26(1)	1,075	950
Boardwalk Pipelines LP 4.950%, 12/15/24	955	943
BP Capital Markets plc 4.875% (4)	1,115	976
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,120	1,081
Enbridge, Inc. 7.375%, 1/15/83	1,515	1,468

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Energy Transfer LP 4.200%, 4/15/27	$ 690	$ 651
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	403	389
144A 7.500%, 6/1/27(1)	5	5
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,004
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	906
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,104
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	147	143
		10,318

Financials—9.8%
AerCap Ireland Capital DAC
2.875%, 8/14/24	570	540
2.450%, 10/29/26	760	665
3.000%, 10/29/28	150	126
Series 3NC1 1.750%, 10/29/24	570	524
American Express Co. 5.850%, 11/5/27	1,365	1,421
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	899
Bank of America Corp.
1.734%, 7/22/27	4,075	3,570
2.551%, 2/4/28	719	639
(3 month LIBOR + 0.770%) 5.302%, 2/5/26(3)	840	827
Bank of New York Mellon Corp. (The) 5.802%, 10/25/28	1,031	1,066
Barclays plc
7.325%, 11/2/26	685	710
7.385%, 11/2/28	670	698
Blackstone Private Credit Fund
2.625%, 12/15/26	744	616
4.000%, 1/15/29	415	342
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,449
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	269
Series H 4.000%(4)	945	754
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	1,190	1,061
Citadel LP 144A 4.875%, 1/15/27(1)	189	176
Citigroup, Inc.
3.200%, 10/21/26	1,885	1,744
(3 month LIBOR + 1.250%) 6.004%, 7/1/26(3)	1,080	1,075
(SOFR + 1.280%) 5.494%, 2/24/28(3)	962	929
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	939	868
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	484
144A 1.621%, 9/11/26(1)	673	593
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	$ 1,430	$ 1,289
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,304
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	1,000	952
(3 month LIBOR + 1.170%) 5.776%, 5/15/26(3)	475	472
(3 month LIBOR + 1.750%) 6.124%, 10/28/27(3)	2,880	2,930
JPMorgan Chase & Co.
1.578%, 4/22/27	1,680	1,476
(SOFR + 1.180%) 5.378%, 2/24/28(3)	1,500	1,454
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,200	1,008
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,128
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.283%, 4/20/67(3)	1,715	1,235
Morgan Stanley
2.475%, 1/21/28	1,016	903
6.296%, 10/18/28	339	350
Navient Corp. 5.875%, 10/25/24	1,130	1,093
OWL Rock Core Income Corp. 5.500%, 3/21/25	500	485
Prudential Financial, Inc.
5.625%, 6/15/43	1,948	1,914
6.000%, 9/1/52	260	251
Spirit Realty LP 4.450%, 9/15/26	619	591
State Street Corp.
5.751%, 11/4/26	633	648
5.820%, 11/4/28	710	733
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	905
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,385	1,440
Wells Fargo & Co. 1.654%, 6/2/24	925	910
		45,516

Health Care—2.0%
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	1,054	974
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	690	573
GE HealthCare Technologies, Inc.
144A 5.600%, 11/15/25(1)	541	544
144A 5.650%, 11/15/27(1)	550	557
HCA, Inc. 5.375%, 2/1/25	570	569
Illumina, Inc.
5.800%, 12/12/25	420	423
5.750%, 12/13/27	510	517
Royalty Pharma plc
1.200%, 9/2/25	190	170
1.750%, 9/2/27	2,135	1,807
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	1,825	1,564

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	$ 273	$ 255
Viatris, Inc.
2.300%, 6/22/27	1,441	1,231
144A 2.300%, 6/22/27(1)	—(2)	—(2)
		9,184

Industrials—1.4%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	1,404	1,336
Boeing Co. (The)
4.875%, 5/1/25	335	333
5.040%, 5/1/27	507	501
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	1,506	1,226
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	30	30
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	1,650	1,559
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,948	1,606
		6,591

Information Technology—2.1%
CDW LLC
2.670%, 12/1/26	793	704
3.276%, 12/1/28	792	678
Dell International LLC 4.900%, 10/1/26	1,040	1,024
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	2,068	1,886
Kyndryl Holdings, Inc.
2.050%, 10/15/26	802	654
2.700%, 10/15/28	782	587
Open Text Corp. 144A 3.875%, 2/15/28(1)	900	772
Oracle Corp. 5.800%, 11/10/25	1,060	1,084
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,670
TD SYNNEX Corp. 2.375%, 8/9/28	755	609
		9,668

Materials—2.3%
ArcelorMittal S.A. 6.550%, 11/29/27	1,280	1,286
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	974
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,755	1,626
Celanese U.S. Holdings LLC
5.900%, 7/5/24	650	650
6.050%, 3/15/25	585	583
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,280	1,192
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,290	1,168
	Par Value	Value

Materials—continued
International Flavors & Fragrances, Inc. 144A 1.832%, 10/15/27(1)	$ 1,393	$ 1,169
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,599
Suzano Austria GmbH 2.500%, 9/15/28	560	470
		10,717

Real Estate—1.4%
EPR Properties 4.950%, 4/15/28	1,105	943
GLP Capital LP 5.250%, 6/1/25	1,615	1,587
Office Properties Income Trust
4.500%, 2/1/25	930	843
2.650%, 6/15/26	373	289
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,626
Service Properties Trust
4.650%, 3/15/24	520	497
4.350%, 10/1/24	550	500
VICI Properties LP 144A 4.625%, 6/15/25(1)	170	163
		6,448

Utilities—1.2%
DPL, Inc. 4.125%, 7/1/25	147	138
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	570	590
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	200	205
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)(5)	837	730
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,118
Puget Energy, Inc. 2.379%, 6/15/28	1,068	909
Southern California Edison Co. 5.850%, 11/1/27	278	286
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,800	1,454
		5,430

Total Corporate Bonds and Notes (Identified Cost $123,806)		113,267

Leveraged Loans—6.6%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 8.130%, 8/11/28(3)	193	191
Brown Group Holding LLC (1 month LIBOR + 2.500%) 6.884%, 6/7/28(3)	745	730
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 7.993%, 10/20/27(3)	605	616
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(3)	544	559

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.250%) 6.980%, 5/30/25(3)	$ 128	$ 126
Tranche F (3 month LIBOR + 2.250%) 6.980%, 12/9/25(3)	701	691
		2,913

Chemicals—0.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.173%, 11/8/27(3)	1,956	1,922
Consumer Durables—0.4%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 6.550% - 6.880%, 2/11/28(3)	617	611
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 6.423%, 1/29/29(3)	1,217	1,153
		1,764

Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 7.743%, 12/21/28(3)	630	597
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 7.924%, 10/5/28(3)	621	613
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(6)(7)	1	—
		1,210

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 6.603%, 12/1/27(3)	945	942
Citadel Securities LP 2021 (1 month Term SOFR + 2.610%) 6.938%, 2/2/28(3)	917	898
		1,840

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 6.134%, 3/11/25(3)	345	342
Tranche B-5 (1 month LIBOR + 2.500%) 6.884%, 4/6/28(3)	583	574
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 6.634% - 6.665%, 8/3/25(3)	980	976
		1,892

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.024%, 7/1/26(3)	805	798
	Par Value	Value

Gaming / Leisure—0.6%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 7.134%, 12/23/24(3)	$ 849	$ 847
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 6.173%, 6/22/26(3)	623	620
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.417%, 4/13/29(3)	368	362
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 6.980%, 7/21/26(3)	626	616
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.110%, 4/29/26(3)	372	367
		2,812

Health Care—0.5%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 6.875%, 1/4/26(3)	425	413
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 5.870%, 8/1/27(3)	613	588
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 6.188%, 3/15/28(3)	686	685
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 6.890%, 3/6/25(3)	645	631
		2,317

Housing—0.4%
CPG International LLC (1 month Term SOFR + 2.600%) 6.923%, 4/28/29(3)	553	537
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.384%, 6/9/28(3)	635	629
Standard Industries, Inc. (3 month LIBOR + 2.250%) 6.425%, 9/22/28(3)	620	612
		1,778

Information Technology—0.7%
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 6.634%, 9/21/28(3)	628	622
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 7.573%, 11/9/29(3)	1,833	1,828
Open Text Corp. (3 month LIBOR + 3.750%) 0.000%, 8/25/29(3)	420	410
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 6.998%, 5/4/26(3)	507	482
		3,342

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 6.884%, 3/31/27(3)	527	515

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 6.920%, 8/28/26(3)	$ 943	$ 913
		1,428

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 6.884%, 9/18/26(3)	371	367
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 6.140%, 2/1/27(3)	637	621
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.384%, 8/2/27(3)	654	635
		1,256

Media / Telecom - Telecommunications—0.0%
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 6.134%, 3/1/27(3)	252	241
Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.140%, 4/11/25(3)	1,053	1,048
Service—0.6%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 6.134%, 9/7/27(3)	620	619
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.639%, 2/6/26(3)	602	596
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(3)	633	614
Pike Corp.
2028 (1 month LIBOR + 3.000%) 7.390%, 1/21/28(3)	657	647
2028, Tranche B (1 month Term SOFR + 3.500%) 7.823%, 1/21/28(3)	110	109
		2,585

Utilities—0.2%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 6.089% - 6.134%, 12/31/25(3)	917	908
Total Leveraged Loans (Identified Cost $30,733)		30,421

Shares
Preferred Stocks—0.7%
Financials—0.5%
Citigroup, Inc. Series T, 6.250%	1,235(8)	1,198
	Shares	Value
Financials—continued
JPMorgan Chase & Co. Series HH, 4.600%	1,106(8)	$ 974
		2,172

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(3)	1,215(8)	1,194
Total Preferred Stocks (Identified Cost $3,546)		3,366

Total Long-Term Investments—99.3% (Identified Cost $497,508)		461,010

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(9)	2,375,536	2,376
Total Short-Term Investment (Identified Cost $2,376)		2,376

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(9)(10)	580,500	580
Total Securities Lending Collateral (Identified Cost $580)		580

TOTAL INVESTMENTS—99.9% (Identified Cost $500,464)		$463,966
Other assets and liabilities, net—0.1%		635
NET ASSETS—100.0%		$464,601

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $324,191 or 69.8% of net assets.
(2)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	All or a portion of security is on loan.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	93%
Canada	2
United Kingdom	1
Cayman Islands	1
Bermuda	1
Ireland	1
South Korea	1
Total	100%
† % of total investments as of December 31, 2022.

The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$169,944	$—	$169,944	$—
Corporate Bonds and Notes	113,267	—	113,267	—
Foreign Government Securities	1,983	—	1,983	—
Leveraged Loans	30,421	—	30,421	—(1)
Mortgage-Backed Securities	128,964	—	128,964	—
U.S. Government Security	13,065	—	13,065	—
Equity Securities:
Preferred Stocks	3,366	—	3,366	—
Money Market Mutual Fund	2,376	2,376	—	—
Securities Lending Collateral	580	580	—	—
Total Investments	$463,966	$2,956	$461,010	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $703 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.